COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending December 31,

2015	$6,463
2016	6,418
2017	6,234
2018	5,771
2019 and on	27,322

Total minimum lease payments *)	$52,208

*)	Minimum payments have been reduced by minimum sublease rental of $835 due in the future under non-cancelable subleases.